Leases (Lessee, Operating Leases and Additional Information) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets and Liabilities, Lessee
Right-of-use asset	$ 52	$ 54
Lease liabilities, Current	3	3
Lease liabilities, Long-term	54	55
Total lease liabilities	57	58
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	10	8
Right-of-use assets obtained in exchange for lease obligations: Operating leases	$ 0	$ 1
Weighted average remaining lease term (years)	44 years	44 years
Weighted average discount rate - operating leases	3.96%	3.93%